Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Equipment, Net [Abstract]
Schedule of Equipment Consisted

Equipment consisted of the following:

	As of December 31,
	2025	2024
Electronic equipment	$82,092	$78,660
Motor vehicles	1,959,909	393,195
	2,042,001	471,855
Less: accumulated depreciation	(354,900)	(285,762)
Less: impairment loss	(47,830)	(47,830)
Equipment, net	$1,639,271	$138,263